Inventories, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Inventories, Net [Abstract]
Schedule of Inventories

As of September 30, 2025 and December 31, 2024, inventories consisted of the following

	As of
	September 30, 2025	December 31, 2024
Raw materials	$9,067,059	$9,686,506
Revolving material	1,212,048	1,096,125
Consigned processing material	47,158	27,998
Work-in-progress	2,323,016	1,739,535
Finished goods	11,758,796	11,369,347
Less: inventory impairment	(548,045)	(541,421)
Inventories, net	$23,860,032	$23,378,090

As of December 31, 2024 and 2023, inventories consisted of the following

	As of
	December 31, 2024	December 31, 2023
Raw materials	$9,686,506	$9,337,110
Revolving material	1,096,125	1,143,558
Consigned processing material	27,998	60,754
Work-in-progress	1,739,535	2,501,368
Finished goods	11,369,347	12,192,937
Less: inventory impairment	(541,421)	(638,932)
Inventories, net	$23,378,090	$24,596,795

Schedule of Changes in Inventory Reserves

Changes in the inventory reserves are as follows:

	For the Nine Months Ended September 30, 2025	For the Year Ended December 31, 2024
Beginning balance	$541,421	$638,932
Carry forward	-	(88,966)
Effect of foreign exchange change	6,624	(8,545)
Ending balance	$548,045	$541,421

Changes in the inventory reserves are as follows:

	As of
	December 31, 2024	December 31, 2023
Beginning balance	$638,932	$375,846
(Carry forward) inventory write-downs	(88,966)	271,233
Effect of foreign exchange change	(8,545)	(8,147)
Ending balance	$541,421	$638,932